Contingent liabilities and financial commitments - Summary of Individual Cases (Details)		12 Months Ended
	Dec. 31, 2024 CASE	Dec. 31, 2024 Case	Dec. 31, 2024 CASE	Dec. 31, 2024 Plaintiff	Dec. 31, 2023 CASE
Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases			91		305
Number of plaintiffs			125	125
Number of plaintiffs, loss contingency					380
Change in Number Increase/(decrease)			(214)
Change in Number Increase / (Decrease)			(255)
Individual smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases		197			202
Change in Number Increase / (Decrease)			(5)
Broin I I Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	69		69		1,171
Change in Number Increase / (Decrease)			(1,102)
Filter cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases			29		35
Change in Number Increase / (Decrease)			(6)